Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) - Components of Mortgage Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Participating Mortgage Loans [Line Items]
Derivative settlements	$ (1)	$ 209	$ (1)
Gains on sales	59,156	65,393	70,811
Total mortgage income	51,797	64,197	78,053
Mortgage Income [Member]
Participating Mortgage Loans [Line Items]
Mortgage loans held for sale and derivatives	631	(4,822)	6,772
Derivative settlements	(8,743)	3,100
Gains on sales	59,156	65,393	70,811
Servicing and other income, net	753	526	470
Total mortgage income	$ 51,797	$ 64,197	$ 78,053